Note 4 - Discontinued Operations - Discontinued Operations (Details) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 15, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash		$ 582,971		$ 793,040	$ 2,406
Prepaid and other current assets		296,081		256,251	18,776
Note receivable				0	5,224,423
TOTAL CURRENT ASSETS		3,127,809		3,543,855	7,000,880
Property and equipment, net		21,895		25,022	37,821
Intangible assets, net		1,797,920		1,706,762	1,128,702
TOTAL ASSETS		10,330,629		10,806,054	14,352,868
Accounts payable		1,463,806		1,412,459	1,913,049
Accrued interest		521,145		493,741	366,865
Accrued expenses		1,031,003		957,946	813,618
Notes payable, net				3,594,804	5,054,728
Indebtedness to related parties		84,913		84,913	586,512
Note payable to related party				0	151,923
Income tax payable				761,509	592,982
TOTAL CURRENT LIABILITIES		8,707,840		8,598,448	10,885,757
Convertible notes payable		305,877		292,410	0
TOTAL LIABILITIES		12,361,080		12,279,982	14,441,362
Sales revenue		0	$ 0	0	0
Cost of goods sold		0	0	0	0
Gross profit		0	0	0	0
General and administrative expenses		493,405	515,253	2,001,617	5,741,514
Gain/(loss) on extinguishment				467,872	(216,954)
Gain on settlement of accounts payable				422,414	0
Gain on deconsolidation	$ 4,393,242			0	4,393,242
Interest expense		(65,254)	(662,370)	(1,285,460)	(1,109,031)
Loss on modification of line of credit				(650,000)	0
Loss on modification of note receivable				0	(1,895,434)
Debt default penalty		0	(286,059)	(286,059)	0
Total other expense		(65,254)	(959,611)	(1,331,233)	992,455
Income tax expense		0	0	0	0
NET LOSS		(73,758)	(371,836)	(392,177)	(8,362,626)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Inventory, net		1,462,009		1,689,304	1,445,839
Finance lease obligations, current		152,250		143,967
Finance lease obligations, long term		3,347,363		3,389,124
Sales revenue				4,110,456	3,689,697
Cost of goods sold				(3,506,722)	(4,576,627)
Gross profit				603,734	(886,930)
General and administrative expenses				276,986	2,034,612
Loss on impairment of long-lived assets				0	4,645,054
LOSS FROM OPERATIONS				326,748	(7,566,596)
Gain on settlement of accounts payable				54,958	0
Interest expense				(486,481)	(694,313)
Other expense				(118,875)	(14,880)
Total other expense				(550,398)	(709,193)
NET LOSS BEFORE INCOME TAXES				(223,650)	(8,275,789)
Income tax expense				(168,527)	(86,837)
NET LOSS				(392,177)	(8,362,626)
Nevada Subsidiaries [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Sales revenue				4,110,456	3,120,620
Cost of goods sold				(3,506,722)	(4,002,083)
Gross profit				603,734	(881,463)
General and administrative expenses				276,986	741,999
Loss on impairment of long-lived assets				0	4,645,054
LOSS FROM OPERATIONS				326,748	(6,268,516)
Gain on settlement of accounts payable				54,958	0
Interest expense				(486,481)	(516,173)
Other expense				(118,875)	(14,880)
Total other expense				(550,398)	(531,053)
NET LOSS BEFORE INCOME TAXES				(223,650)	(6,799,569)
Income tax expense				(168,527)	(86,837)
NET LOSS				(392,177)	(6,886,406)
GB Sciences Louisiana, LLC [Member]
Gain on deconsolidation	$ 4,393,242
GB Sciences Louisiana, LLC [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Sales revenue				0	569,077
Cost of goods sold				0	(574,544)
Gross profit				0	(5,467)
General and administrative expenses				0	1,292,613
Loss on impairment of long-lived assets				0	0
LOSS FROM OPERATIONS				0	(1,298,080)
Gain on settlement of accounts payable				0	0
Interest expense				0	(178,140)
Other expense				0	0
Total other expense				0	(178,140)
NET LOSS BEFORE INCOME TAXES				0	(1,476,220)
Income tax expense				0	0
NET LOSS				0	(1,476,220)
Continuing Operations [Member]
Cash		582,971		793,040	2,406
Accounts receivable, net		0		0	0
Inventory, net		0		0	0
Prepaid and other current assets		296,081		256,251	18,776
Note receivable				0	5,224,423
TOTAL CURRENT ASSETS		879,052		1,049,291	5,245,605
Property and equipment, net		21,895		25,022	37,821
Intangible assets, net		1,797,920		1,706,762	1,128,702
Deposits and other noncurrent assets		0		0	0
Operating lease right-of-use assets, net				0	0
TOTAL ASSETS		2,698,867		2,781,075	6,412,128
Accounts payable		1,463,806		1,412,459	1,913,049
Accrued interest		521,145		493,741	366,865
Accrued expenses		1,031,003		957,946	813,618
Notes payable, net		3,619,186		3,594,804	5,054,728
Indebtedness to related parties		84,913		84,913	586,512
Note payable to related party				0	151,923
Income tax payable		0		0	0
Finance lease obligations, current		0		0	0
Operating lease obligations, current				0	0
TOTAL CURRENT LIABILITIES		6,720,053		6,543,863	8,886,695
Convertible notes payable		305,877		292,410	0
Operating lease obligations, long term				0	0
Finance lease obligations, long term		0		0	0
TOTAL LIABILITIES		7,025,930		6,836,273	8,886,695
Sales revenue		0	0	0	0
Cost of goods sold		0	0	0	0
Gross profit		0	0	0	0
General and administrative expenses		493,405	515,253	2,001,617	5,741,514
Loss on impairment of long-lived assets				0	0
LOSS FROM OPERATIONS		(493,405)	(515,253)	(2,001,617)	(5,741,514)
Gain/(loss) on extinguishment				467,872	(216,954)
Gain on settlement of accounts payable				422,414	0
Gain on deconsolidation				0	4,393,242
Interest expense		(65,254)	(662,370)	(1,285,460)	(1,109,031)
Loss on modification of line of credit				(650,000)	0
Loss on modification of note receivable				0	(1,895,434)
Debt default penalty		0	(286,059)	(286,059)	0
Other expense				0	(179,368)
Total other expense		(65,254)	(959,611)	(1,331,233)	992,455
NET LOSS BEFORE INCOME TAXES		(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Income tax expense		0	0	0	0
NET LOSS		(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Discontinued Operations [Member]
Cash		112,696		352,593	149,360
Accounts receivable, net		643,594		400,175	117,967
Inventory, net		1,462,009		1,689,304	1,445,839
Prepaid and other current assets		30,458		52,492	42,109
Note receivable				0	0
TOTAL CURRENT ASSETS		2,248,757		2,494,564	1,755,275
Property and equipment, net		4,736,272		4,876,247	5,496,012
Intangible assets, net		571,264		571,264	571,264
Deposits and other noncurrent assets		75,469		82,904	91,504
Operating lease right-of-use assets, net				0	26,685
TOTAL ASSETS		7,631,762		8,024,979	7,940,740
Accounts payable		385,320		509,477	646,865
Accrued interest		49,211		49,211	30,787
Accrued expenses		122,714		105,421	74,394
Notes payable, net		485,000		485,000	480,000
Indebtedness to related parties		0		0	0
Note payable to related party				0	0
Income tax payable		793,292		761,509	592,982
Finance lease obligations, current		152,250		143,967	166,769
Operating lease obligations, current				0	7,265
TOTAL CURRENT LIABILITIES		1,987,787		2,054,585	1,999,062
Convertible notes payable		0		0	0
Operating lease obligations, long term				0	22,515
Finance lease obligations, long term		3,347,363		3,389,124	3,533,090
TOTAL LIABILITIES		5,335,150		5,443,709	5,554,667
Sales revenue		1,342,586	551,197	4,110,456	3,689,697
Cost of goods sold		(1,219,041)	(491,795)	(3,506,722)	(4,576,627)
Gross profit		123,545	59,402	603,734	(886,930)
General and administrative expenses		84,078	289,455	276,986	2,034,612
Loss on impairment of long-lived assets				0	4,645,054
LOSS FROM OPERATIONS		39,467	(230,053)	326,748	(7,566,596)
Gain/(loss) on extinguishment				0	0
Gain on settlement of accounts payable				54,958	0
Gain on deconsolidation				0	0
Interest expense		(102,331)	(132,943)	(486,481)	(694,313)
Loss on modification of line of credit				0	0
Loss on modification of note receivable				0	0
Debt default penalty		0	0	0	0
Other expense				(118,875)	(14,880)
Total other expense		(81,442)	(132,943)	(550,398)	(709,193)
NET LOSS BEFORE INCOME TAXES		(41,975)	(362,996)	(223,650)	(8,275,789)
Income tax expense		(31,783)	(8,840)	(168,527)	(86,837)
NET LOSS		(73,758)	(371,836)	(392,177)	(8,362,626)
Segment, Continuing and Discontinued Operations [Member]
Cash		695,667		1,145,633	151,766
Accounts receivable, net		643,594		400,175	117,967
Inventory, net		1,462,009		1,689,304	1,445,839
Prepaid and other current assets		326,539		308,743	60,885
Note receivable				0	5,224,423
TOTAL CURRENT ASSETS		3,127,809		3,543,855	7,000,880
Property and equipment, net		4,758,167		4,901,269	5,533,833
Intangible assets, net		2,369,184		2,278,026	1,699,966
Deposits and other noncurrent assets		75,469		82,904	91,504
Operating lease right-of-use assets, net				0	26,685
TOTAL ASSETS		10,330,629		10,806,054	14,352,868
Accounts payable		1,849,126		1,921,936	2,559,914
Accrued interest		570,356		542,952	397,652
Accrued expenses		1,153,717		1,063,367	888,012
Notes payable, net		4,104,186		4,079,804	5,534,728
Indebtedness to related parties		84,913		84,913	586,512
Note payable to related party				0	151,923
Income tax payable		793,292		761,509	592,982
Finance lease obligations, current		152,250		143,967	166,769
Operating lease obligations, current				0	7,265
TOTAL CURRENT LIABILITIES		8,707,840		8,598,448	10,885,757
Convertible notes payable		305,877		292,410	0
Operating lease obligations, long term				0	22,515
Finance lease obligations, long term		3,347,363		3,389,124	3,533,090
TOTAL LIABILITIES		12,361,080		12,279,982	14,441,362
Sales revenue		1,342,586	551,197	4,110,456	3,689,697
Cost of goods sold		(1,219,041)	(491,795)	(3,506,722)	(4,576,627)
Gross profit		123,545	59,402	603,734	(886,930)
General and administrative expenses		577,483	804,708	2,278,603	7,776,126
Loss on impairment of long-lived assets				0	4,645,054
LOSS FROM OPERATIONS		(453,938)	(745,306)	(1,674,869)	(13,308,110)
Gain/(loss) on extinguishment				467,872	(216,954)
Gain on settlement of accounts payable				477,372	0
Gain on deconsolidation				0	4,393,242
Interest expense		(167,585)	(795,313)	(1,771,941)	(1,803,344)
Loss on modification of line of credit				(650,000)	0
Loss on modification of note receivable				0	(1,895,434)
Debt default penalty		0	(286,059)	(286,059)	0
Other expense				(118,875)	(194,248)
Total other expense		(146,696)	(1,092,554)	(1,881,631)	283,262
NET LOSS BEFORE INCOME TAXES		(600,634)	(1,837,860)	(3,556,500)	(13,024,848)
Income tax expense		(31,783)	(8,840)	(168,527)	(86,837)
NET LOSS		$ (632,417)	$ (1,846,700)	$ (3,725,027)	$ (13,111,685)